Segment Reporting - Summary of Financial Information By Segment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Entitys Reportable Segments [Line Items]
Revenue	[1]	$ 1,234.3	$ 1,187.8	$ 1,212.8
Segment Adjusted EBITDA		363.9	380.1	373.7
Chemistry [Member]
Disclosure Of Entitys Reportable Segments [Line Items]
Revenue		1,114.0	1,065.5	1,066.5
Equipment [Member]
Disclosure Of Entitys Reportable Segments [Line Items]
Revenue		120.3	122.3	146.3
EL Segment [Member]
Disclosure Of Entitys Reportable Segments [Line Items]
Revenue		797.7	682.9	669.4
Segment Adjusted EBITDA		259.0	241.6	227.2
EL Segment [Member] | Chemistry [Member]
Disclosure Of Entitys Reportable Segments [Line Items]
Revenue		690.0	596.2	568.5
EL Segment [Member] | Equipment [Member]
Disclosure Of Entitys Reportable Segments [Line Items]
Revenue		107.7	86.7	100.9
GMF Segment [Member]
Disclosure Of Entitys Reportable Segments [Line Items]
Revenue		436.6	504.9	543.4
Segment Adjusted EBITDA		104.9	138.5	146.5
GMF Segment [Member] | Chemistry [Member]
Disclosure Of Entitys Reportable Segments [Line Items]
Revenue		424.0	469.3	498.0
GMF Segment [Member] | Equipment [Member]
Disclosure Of Entitys Reportable Segments [Line Items]
Revenue		$ 12.6	$ 35.6	$ 45.4

[1]	The notes are an integral part of these consolidated financial statements.